  As filed with the Securities and Exchange Commission on June 12, 1997.

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933                            [_]

            Registration Statement No. 33-8371                  [_]
            Pre-Effective Amendment No.                         [_]
                                       --

            Post-Effective Amendment No. 12                     [X]
            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940                    [_]

            Registration Statement No. 811-4822                 [_]
                                                                [X]
            Amendment No. 13

                    NUVEEN TAX-FREE MONEY MARKET FUND, INC.
              (Exact Name of Registrant as Specified in Charter)
    333 West Wacker Drive, Chicago,                     60606
               Illinois
    (Address of Principal Executive                  (Zip Code)
               Offices)
      Registrant's Telephone Number, Including Area Code: (312) 917-7700
       Gifford R. Zimmerman, Esq.-Vice President and Assistant Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing         [_]  on (date) pursuant to paragraph (a)(1)
     pursuant to paragraph (b)

[_]  on _____________ pursuant       [_]  75 days after filing pursuant
     to paragraph (b)                     to paragraph (a)(2)

[_]  60 days after filing
     pursuant to paragraph (a)(1)    [_]  on (date) pursuant to paragraph
                                          (a)(2) of Rule 485.

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDING FEBRUARY 28, 1997, WAS FILED ON OR ABOUT APRIL 29, 1997.
                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                   MASSACHUSETTS TAX-FREE MONEY MARKET FUND
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
                                                          PROPOSED       PROPOSED
                                                          MAXIMUM        MAXIMUM      AMOUNT OF
          TITLE OF SECURITIES             AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
            BEING REGISTERED               REGISTERED     PER UNIT    OFFERING PRICE     FEE*
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
Shares of Common Stock, $.01 par value..   33,707,937      $1.00       $33,707,937     $100.00

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*Registrant has elected to calculate its filing fee in the manner described in
Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $107,538,253. The total amount of redeemed securities used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) was $74,160,316. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $33,377,937.
                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                      NEW YORK TAX-FREE MONEY MARKET FUND
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
                                                          PROPOSED       PROPOSED
                                                          MAXIMUM        MAXIMUM      AMOUNT OF
          TITLE OF SECURITIES             AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
            BEING REGISTERED               REGISTERED     PER UNIT    OFFERING PRICE     FEE*
-------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value..   10,900,479      $1.00       $10,900,479     $100.00

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*Registrant has elected to calculate its filing fee in the manner described in
Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $18,772,951. The total amount of redeemed securities used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) was $8,202,472. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $10,570,479.

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

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940 THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATE-MENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THIS CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 12TH DAY OF JUNE, 1997.

                                        NUVEEN TAX-FREE MONEY MARKET FUND,
                                        INC.

                                             /s/ Gifford R. Zimmerman
                                        ---------------------------------------
                                         Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

           SIGNATURE                     TITLE                          DATE
           ---------                     -----                          ----
 /s/ O. Walter Renfftlen        Vice President and          June 12, 1997
-------------------------------  Controller (Principal
      O. Walter Renfftlen        Financial and
                                 Accounting Officer)


    Timothy R. Schwertfeger     Chairman of the Board
                                 and Director (Principal
                                 Executive Officer)

        Anthony T. Dean         President and Director

       Robert P. Bremner        Director

       Lawrence H. Brown        Director

     Anne E. Impellizzeri       Director                /s/  Gifford R.
                                                         Zimmerman
     Margaret K. Rosenheim      Director         By_________________________
                                                     Gifford R. Zimmerman
        Peter R. Sawers         Director               Attorney-in-Fact

     William J. Schneider       Director              June 12, 1997





AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND DIRECTORS OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS FILED AS AN EX-HIBIT.

C-10